Restructuring And Other Initiatives (Narrative) (Details) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 12, 2014 USD ($)	Apr. 30, 2013 USD ($)	Jan. 31, 2015 USD ($)	May. 04, 2013 USD ($) $ / shares	Nov. 01, 2014 pair_of_shoes	Jan. 31, 2015 USD ($) quarterly_payment $ / shares	Feb. 01, 2014 USD ($) $ / shares	Feb. 02, 2013 USD ($) $ / shares	Jan. 28, 2012 USD ($)
Restructuring and Related Cost [Line Items]
Organizational Change Costs After Tax						$ 1,200		$ 1,400
Organizational Change Costs Per Diluted Share | $ / shares						$ 0.03		$ 0.03
Organizational change costs						$ 1,900		$ 2,300
Portfolio realignment costs							$ 30,700	29,900
Purchase commitment, quantity of pairs of shoes each year | pair_of_shoes					4,000,000
Purchase commitment, number of years					2 years
Restructuring Reserve			$ 1,100			1,100	2,400	5,500	$ 10,000
Supply Chain and Sourcing Assets [Member]
Restructuring and Related Cost [Line Items]
Sale price of certain supply chain and sourcing assets, aggregate amount		$ 9,000
Cash [Member] | Supply Chain and Sourcing Assets [Member]
Restructuring and Related Cost [Line Items]
Proceeds from sale of manufacturing facilities		1,500
Promissory Note [Member]
Restructuring and Related Cost [Line Items]
Notes receivable collection						$ 6,300
Number of quarterly payments | quarterly_payment						8
Promissory Note [Member] | Supply Chain and Sourcing Assets [Member]
Restructuring and Related Cost [Line Items]
Note receivable		$ 7,500
Promissory Note [Member] | 1st Installment Payment [Member]
Restructuring and Related Cost [Line Items]
Installments time frame after closing date		45 days
Notes receivable collection		$ 3,000
Promissory Note [Member] | Subsequent Quarterly Installment Payments [Member]
Restructuring and Related Cost [Line Items]
Notes receivable collection			600
Promissory note interest rate		5.00%
Continuing Operations [Member]
Restructuring and Related Cost [Line Items]
Portfolio realignment costs							5,900	21,900
Impairment charge				$ 4,700			4,700	0
Impairment charge, after tax				$ 4,700			$ 4,700	$ 0
Impairment charge, per diluted share | $ / shares				$ 0.11			$ 0.11	$ 0.00
Restructuring Reserve			1,100			$ 1,100	$ 1,500	$ 5,300	10,000
Discontinued Operations [Member]
Restructuring and Related Cost [Line Items]
Portfolio realignment costs							24,800	8,000
Impairment charge							11,500	5,800
Impairment charge, after tax							$ 11,500	$ 3,500
Impairment charge, per diluted share | $ / shares							$ 0.27	$ 0.08
Restructuring Reserve			0			0	$ 900	$ 200	$ 0
Brand Portfolio [Member]
Restructuring and Related Cost [Line Items]
Portfolio realignment costs								13,300
Famous Footware [Member]
Restructuring and Related Cost [Line Items]
Portfolio realignment costs								7,800
Other Segments [Member]
Restructuring and Related Cost [Line Items]
Portfolio realignment costs								$ 800
Shoes.com [Member]
Restructuring and Related Cost [Line Items]
Portfolio realignment costs	$ 1,500
Note receivable	7,500
Restructuring Reserve			$ 1,500			$ 1,500
Shoes.com [Member] | Brand Portfolio [Member]
Restructuring and Related Cost [Line Items]
Portfolio realignment costs	300
Shoes.com [Member] | Famous Footware [Member]
Restructuring and Related Cost [Line Items]
Portfolio realignment costs	800
Shoes.com [Member] | Other Segments [Member]
Restructuring and Related Cost [Line Items]
Portfolio realignment costs	$ 400